Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability - CF ACQUISITION CORP. VI [Member] - USD ($)		1 Months Ended		3 Months Ended						10 Months Ended		12 Months Ended
		Mar. 31, 2021		Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		$ 217,437		$ 601,125		$ 454,982	[1]	$ 221,970		$ 217,437
Change in valuation inputs or other assumptions		4,533	[2]	(357,875)	[2]	146,143		(55,720)	[2]			237,545	[2]
Fair value as of ending balance		221,970		243,250		601,125		166,250	[3]	454,982	[1]	454,982	[1]
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		9,318,750		25,762,500		19,499,250	[1]	9,513,000		9,318,750
Change in valuation inputs or other assumptions		194,250	[2]	(15,337,500)	[2]	6,263,250		(2,388,000)	[2]			10,180,500	[2]
Fair value as of ending balance		9,513,000		10,425,000		25,762,500		7,125,000	[3]	19,499,250	[1]	19,499,250	[1]
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		9,536,187		26,363,625		19,954,232	[1]	9,734,970		9,536,187
Change in valuation inputs or other assumptions		198,783	[2]	(15,695,375)	[2]	6,409,393		(2,443,720)	[2]			10,418,045	[2]
Fair value as of ending balance		9,734,970		10,668,250		26,363,625		7,291,250	[3]	19,954,232	[1]	19,954,232	[1]
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in fair value of warrant liability [Line Items]
Fair value as of beginning balance		3,859,558		7,491,200		4,452,968		2,789,394		3,859,558
Change in valuation inputs or other assumptions	[4]	(1,070,164)		(3,336,623)		3,038,232		234,372		593,410
Fair value as of ending balance		$ 2,789,394		$ 4,154,577		$ 7,491,200		$ 3,023,766		$ 4,452,968		$ 4,452,968

[1]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $7.3 million during the year ended December 31, 2021
[2]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statement of operations.
[3]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $7.3 million during the three and six months ended June 30, 2021.
[4]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the consolidated statement of operations.